Intangible - Goodwill impairment testing (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Intangible
Period for which a value in use valuation was performed	5 years
Intangible assets and goodwill at end of period	R$ 1,209,948	R$ 1,009,314
Growth rate used to extrapolate as projections	3.50%	5.50%
Percentage of real growth added to longterm inflation expectations	1.00%
Estimated future cash flows discount rate before taxes	11.78%	13.69%
Annual inflation rates for projected transport		3.00%	3.52%
Research and maintenance of software developed	R$ 111,059	R$ 93,070	R$ 73,527
Minimum
Intangible
Revenue growth rate for calculation of value in use	8.00%
Costs as a percent of gross margin for calculation of value in use	22.00%
Maximum
Intangible
Revenue growth rate for calculation of value in use	14.00%
Costs as a percent of gross margin for calculation of value in use	37.00%
Linx Pay Meios de Pagamentos Ltda.
Intangible
Intangible assets and goodwill at end of period	R$ 167,683	R$ 9,841
Estimated future cash flows discount rate before taxes	15.33%